Revenue (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Contract liabilities	$ 9,762,974	$ 9,587,245	$ 7,054,586	$ 5,569,004